ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2015	2016
	RMB	RMB
Accounts receivables	3,026,232,432	5,130,289,380
Allowance for doubtful accounts	(335,713,383)	(376,574,061)
Accounts receivable, net	2,690,519,049	4,753,715,319

Schedule of Movement of Allowance for Doubtful Accounts
	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
At beginning of year	445,956,167	428,570,077	335,713,383
Addition	188,572,147	151,959,676	274,128,700
Write-off	(44,538,077)	(38,500,106)	(41,816,165)
Reversal	(161,420,160)	(206,316,264)	(191,451,857)
At end of year	428,570,077	335,713,383	376,574,061